Concentration Risks	12 Months Ended
Oct. 31, 2025
Concentration Risks [Abstract]
CONCENTRATION RISKS

NOTE 18 — CONCENTRATION RISKS

Concentration of credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration of customers and suppliers

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The customers accounting for 10% or more of the company’s revenue include the following:

	For the years ended October 31,
	2025	2024	2023
Percentage of Company revenue
Customer G	6%	10%	10%
Customer F	6%	10%	10%

The customers that accounted for 10% or more of the Company’s accounts receivable comprised of the following:

	For the years ended October 31,
	2025	2024	2023
Percentage of the Company’s accounts receivable
Customer A	—%	17%	16%
Customer B	—%	7%	9%
Customer C	—%	1%	11%
Customer D	4%	3%	4%
Customer E	—%	8%	3%
Customer F	—%	15%	18%
Customer G	—%	4%	17%
Customer J	28%	—%	—%
Customer L	11%	—%	—%
Customer K	15%	—%	—%

The suppliers that accounted for 10% or more of the Company’s purchases comprised of the following:

	For the years ended October 31,
	2025	2024	2023
Percentage of the Company’s purchases
Supplier A	8%	15%	9%
Supplier B	9%	11%	7%
Supplier C	5%	10%	—%
Supplier D	26%	—%	—%
Supplier E	11%	5%	1%
Supplier F	1%	11%	58%

The suppliers that accounted for 10% or more of the Company’s account payables comprised of the following:

	For the years ended October 31,
	2025	2024	2023
Percentage of the Company’s accounts payable
Supplier F	—%	36%	63%
Supplier G	81%	55%	7%
Supplier H	19%	9%	4%